BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2022. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.
The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2022:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment — Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts — Cost of Fulfilling a Contract
Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	Annual Improvements to IFRS Standards 2018-2020

Those amendments did not have any material impact on the Company's accounting policies and did not require retrospective adjustments.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback [1]
Amendments to IAS 1	Non-current Liabilities with Covenants [1]

[1] Effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted.

• On September 22, 2022, IASB issued 'Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' specifying the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

• On October 31, 2022, IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application.

The following standards and interpretation will become applicable for annual periods commencing on or after January 1, 2023:

Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

• On February 12, 2021, IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' providing a new definition of accounting estimates to help entities to distinguish between accounting policies and accounting estimates.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

• On February 12, 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' to help preparers in deciding which accounting policies to disclose in their financial statements.
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

• On May 7, 2021, the International Accounting Standards Board (the “IASB”) issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' clarifying that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.